Quarterly Information	12 Months Ended
Dec. 31, 2011
Quarterly Information [Abstract]
Quarterly Information
23.	Quarterly Information (Unaudited)

	(In thousands, except per share data) Year Ended December 31, 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Net sales	$4,833,934	$5,107,809	$5,252,144	$4,829,677

Gross margin (1)	438,409	666,218	475,861	368,109

Net earnings (2)	181,122	321,578	200,111	158,173

Net earnings attributable to Nucor stockholders (2)	159,841	299,773	181,518	137,056

Net earnings per share:
Basic	0.50	0.94	0.57	0.43
Diluted	0.50	0.94	0.57	0.43

	(In thousands, except per share data) Year Ended December 31, 2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Net sales	$3,654,842	$4,195,966	$4,140,069	$3,853,750

Gross margin (3)	212,795	308,037	190,290	132,543

Net earnings (4)	41,194	106,218	50,024	8,887

Net earnings (loss) attributable to Nucor stockholders (4)	30,964	90,992	23,495	(11,359)

Net earnings (loss) per share:
Basic	0.10	0.29	0.07	(0.04)
Diluted	0.10	0.29	0.07	(0.04)

(1)	Nucor incurred LIFO charges of $31.0 million, $32.0 million, $28.0 million and $51.8 million in the first, second, third and fourth quarters, respectively. In the fourth quarter, Nucor recognized a gain of $29.0 million related to the correction of an error in the actuarial calculation associated with the medical plan covering certain eligible early retirees.
(2)	The third quarter includes a pre-tax charge of $13.9 million for impairment of Nucor's equity investment in a dust recycling project.
(3)	Nucor incurred LIFO charges of $24.0 million, $67.0 million, $50.0 million and $23.0 million in the first, second, third and fourth quarters, respectively.
(4)	The fourth quarter included a charge of $10.0 million for Nucor's share of the estimated closure costs of the HIsmelt plant.